Restructuring Charges (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 21,927	$ 0	$ 0
Number of vessels	16	15		2
Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 21,900
Spanish vessels
Restructuring Cost and Reserve [Line Items]
Number of vessels | vessel	4